Hoya Capital Housing ETF
Schedule of Investments
May 31, 2022 (Unaudited)

Shares		Security Description	Value
		COMMON STOCKS - 97.5%
		Home Building Products & Materials - 14.8%
5,077		A.O. Smith Corporation	$305,229
3,692		Armstrong World Industries, Inc.	308,282
7,571		Beacon Roofing Supply, Inc. (a)	464,935
5,714		Builders FirstSource, Inc. (a)	371,924
7,624		Carrier Global Corporation	299,699
1,366		Cavco Industries, Inc. (a)	303,471
2,561		Eagle Materials, Inc.	334,364
9,720		Leggett & Platt, Inc.	380,732
1,309		Lennox International, Inc.	273,450
5,929		Louisiana-Pacific Corporation	409,457
6,130		Masco Corporation	347,510
2,310		Mohawk Industries, Inc. (a)	326,773
4,568		Owens Corning	436,609
7,394		PotlatchDeltic Corporation	387,889
2,606		PPG Industries, Inc.	329,633
3,470		Simpson Manufacturing Company, Inc.	375,975
1,498		TopBuild Corporation (a)	295,495
3,193		Trex Company, Inc. (a)	203,458
1,377		Watsco, Inc.	352,003
10,856		Weyerhaeuser Company	429,029
			6,935,917
		Home Furnishings & Home Goods - 11.1%
129		Amazon.com, Inc. (a)	310,141
6,401		American Woodmark Corporation (a)	333,364
808		Costco Wholesale Corporation	376,706
3,334		Floor & Decor Holdings, Inc. - Class A (a)	251,517
4,095		Fortune Brands Home & Security, Inc.	283,988
5,286		iRobot Corporation (a)	251,561
12,097		La-Z-Boy, Inc.	308,836
2,365		Middleby Corporation (a)	358,203
10,341		MillerKnoll, Inc.	312,298
718		RH (a)	208,278
1,344		Sherwin-Williams Company	360,246
5,323		Sleep Number Corporation (a)	244,485
1,741		Target Corporation	281,833
9,884		Tempur Sealy International, Inc.	260,641
2,978		Walmart, Inc.	383,060
1,683		Wayfair, Inc. - Class A (a)	99,953
1,890		Whirlpool Corporation	348,214
2,053		Williams-Sonoma, Inc.	262,620
			5,235,944
		Home Improvement Retailers - 5.4%
4,099		Home Depot, Inc.	1,240,972
6,638		Lowe’s Companies, Inc.	1,296,402
			2,537,374
		Homebuilders - 13.9%
8,217		DR Horton, Inc.	617,507
19,025		KB Home	656,172
7,552		Lennar Corporation - Class A	606,048
16,185		MDC Holdings, Inc.	617,943
7,047		Meritage Homes Corporation (a)	601,180
158		NVR, Inc. (a)	703,198
15,819		PulteGroup, Inc.	715,968
24,966		Taylor Morrison Home Corporation (a)	723,265
12,649		Toll Brothers, Inc.	638,395
31,927		Tri Pointe Homes, Inc. (a)	672,702
			6,552,378
		Mortgage Lenders & Servicers - 10.4%
23,196		AGNC Investment Corporation	283,687
44,066		Annaly Capital Management, Inc.	291,276
7,827		Bank of America Corporation	291,164
5,100		Black Knight, Inc. (a)	346,341
22,337		Chimera Investment Corporation	218,903
7,311		Citizens Financial Group, Inc.	302,529
1,702		First Republic Bank	263,861
22,649		Huntington Bancshares, Inc.	314,368
2,213		JPMorgan Chase & Company	292,625
2,316		M&T Bank Corporation	416,811
33,215		New Residential Investment Corporation	375,329
1,794		PNC Financial Services Group, Inc.	314,686
24,099		Rocket Companies, Inc. - Class A	218,578
5,921		Truist Financial Corporation	294,511
61,110		Two Harbors Investment Corporation	326,327
7,241		Wells Fargo & Company	331,421
			4,882,417
		Property, Title & Mortgage Insurance - 6.3%
3,241		Allstate Corporation	443,012
7,099		Fidelity National Financial, Inc.	300,288
4,820		First American Financial Corporation	292,044
24,634		MGIC Investment Corporation	343,151
14,286		Old Republic International Corporation	341,721
3,932		Progressive Corporation	469,402
17,327		Radian Group, Inc.	372,704
2,327		Travelers Companies, Inc.	416,626
			2,978,948
		Real Estate Technology, Brokerage & Services - 2.8%
4,646		CoStar Group, Inc. (a)	283,127
14,329		Matterport, Inc. (a)	78,666
12,926		RE/MAX Holdings, Inc. - Class A	314,102
23,159		Realogy Holdings Corporation (a)	286,709
8,989		Redfin Corporation (a)	88,092
6,836		Zillow Group, Inc. - Class C (a)	272,756
			1,323,452
		Residential REITs & Real Estate Operators - 32.8% (b)
15,736		American Campus Communities, Inc.	1,022,840
20,615		American Homes 4 Rent - Class A	761,930
15,913		Apartment Income REIT Corporation	713,857
3,454		AvalonBay Communities, Inc.	718,294
5,005		Camden Property Trust	718,167
15,519		CubeSmart	691,061
9,957		Equity LifeStyle Properties, Inc.	753,745
9,646		Equity Residential	741,102
2,392		Essex Property Trust, Inc.	678,969
4,188		Extra Space Storage, Inc.	746,302
33,018		Independence Realty Trust, Inc.	776,253
20,317		Invitation Homes, Inc.	766,357
4,038		Mid-America Apartment Communities, Inc.	730,878
10,744		NexPoint Residential Trust, Inc.	789,469
2,543		Public Storage	840,818
4,267		Sun Communities, Inc.	700,343
59,536		Tricon Residential, Inc.	737,056
14,759		UDR, Inc.	705,480
16,375		Ventas, Inc.	929,118
9,744		Welltower, Inc.	868,093
			15,390,132
		TOTAL COMMON STOCKS (Cost $48,684,910)	45,836,562

		SHORT-TERM INVESTMENTS - 0.5%
252,808		First American Government Obligations Fund - Class X, 0.66% (c)	252,808
		TOTAL SHORT-TERM INVESTMENTS (Cost $252,808)	252,808
		TOTAL INVESTMENTS - 98.0% (Cost $48,937,718)	46,089,370
		Other Assets in Excess of Liabilities - 2.0%	919,178
		NET ASSETS - 100.0%	$47,008,548

	Percentages are stated as a percent of net assets.
	The Fund’s security classifications are defined by the Fund’s Adviser.
	(a)	Non-income producing security.
	(b)
The Index, and consequently the Fund, is expected to concentrate its investments in the U.S. residential housing industry. The value of the Fund’s shares may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries.

	(c)	Rate shown is the annualized seven-day yield as of May 31, 2022.
	REIT - Real Estate Investment Trust

Summary of Fair Value Disclosure at May 31, 2022 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  Accounting principles generally accepted in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2022:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$45,836,562	$-	$-	$45,836,562
Short-Term Investments	252,808	-	-	252,808
Total Investments in Securities	$46,089,370	$-	$-	$46,089,370
^ See Schedule of Investments for breakout of investments by sector classification.

For the period ended May 31, 2022, the Fund did not recognize any transfers to or from Level 3.